Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Basic earnings per share
Net income	$ 6,024	$ 5,414	$ 17,318	$ 14,935
Dividends on preferred shares and distributions on other equity instruments	(145)	(138)	(425)	(394)
Net income attributable to non-controlling interests	(2)	1	(5)	(5)
Net income available to common shareholders	$ 5,879	$ 5,290	$ 16,894	$ 14,575
Weighted average number of common shares (in thousands)	1,387,423,000	1,407,280,000	1,393,110,000	1,410,854,000
Basic earnings per share (in dollars)	$ 4.24	$ 3.76	$ 12.13	$ 10.33
Diluted earnings per share
Net income available to common shareholders	$ 5,879	$ 5,290	$ 16,894	$ 14,575
Weighted average number of common shares (in thousands)	1,387,423,000	1,407,280,000	1,393,110,000	1,410,854,000
Stock options	3,651	2,400	3,432	2,381
Average number of diluted common shares (in thousands)	1,391,074,000	1,409,680,000	1,396,542,000	1,413,235,000
Diluted earnings per share (in dollars)	$ 4.23	$ 3.75	$ 12.1	$ 10.31
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 6,022	$ 5,415	$ 17,313	$ 14,930
Dividends on preferred shares and distributions on other equity instruments	$ (143)	$ (125)	$ (419)	$ (355)